BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST

BlackRock California Municipal Opportunities Fund

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 4, 2017 to the Statement of Additional Information (“SAI”) for each Fund, dated September 28, 2017

Effective September 28, 2017, each Fund’s SAI is amended as follows:

The table immediately following the third paragraph in the section of the SAI entitled “Investment Objectives and Policies” is deleted in its entirety and replaced with the following:

	California Fund	New Jersey Fund	Pennsylvania Fund
144A Securities	X	X	X
Asset-Backed Securities
Asset-Based Securities
Precious Metal-Related Securities
Bank Loans
Borrowing and Leverage	X	X	X
Cash Flows; Expenses
Cash Management	X	X	X
Collateralized Debt Obligations
Collateralized Bond Obligations
Collateralized Loan Obligations
Commercial Paper	X	X	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities
Cyber Security Issues	X	X	X
Debt Securities	X	X	X
Depositary Receipts (ADRs, EDRs and GDRs)
Derivatives	X	X	X
Hedging	X	X	X
Indexed and Inverse Securities	X	X	X
Swap Agreements	X	X	X
Interest Rate Swaps, Caps and Floors	X	X	X
Credit Default Swap Agreements and Similar Instruments	X	X	X
Contracts for Difference	X	X	X

	California Fund	New Jersey Fund	Pennsylvania Fund
Credit Linked Securities	X	X	X
Interest Rate Transactions and Swaptions	X	X	X
Total Return Swap Agreements	X	X	X
Types of Options
Options on Securities and Securities Indices	X	X	X
Call Options	X	X	X
Put Options	X	X	X
Options on Government National Mortgage Association (“GNMA”) Certificates
Risks Associated with Options	X	X	X
Futures	X	X	X
Risks Associated with Futures	X	X	X
Foreign Exchange Transactions
Forward Foreign Exchange Transactions
Currency Futures
Currency Options
Currency Swaps
Limitations on Currency Transactions
Risk Factors in Hedging Foreign Currency
Risk Factors in Derivatives	X	X	X
Credit Risk	X	X	X
Currency Risk
Leverage Risk	X	X	X
Liquidity Risk	X	X	X
Correlation Risk	X	X	X
Index Risk	X	X	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X	X	X
Distressed Securities	X	X	X
Dollar Rolls
Equity Securities
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks
Foreign Market Risk
Foreign Economy Risk
Currency Risk and Exchange Risk
Governmental Supervision and Regulation / Accounting Standards
Certain Risks of Holding Fund Assets Outside the United States
Publicly Available Information
Settlement Risk

	California Fund	New Jersey Fund	Pennsylvania Fund
Funding Agreements
Guarantees	X	X	X
Illiquid or Restricted Securities	X	X	X
Inflation-Indexed Bonds	X	X	X
Inflation Risk	X	X	X
Information Concerning the Indexes
Bloomberg Barclays Indices
Interfund Lending Program	X	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Investment Grade Debt Obligations	X	X	X
Investment in Emerging Markets
Brady Bonds
Investment in Other Investment Companies	X	X	X
Exchange Traded Funds	X	X	X
Junk Bonds	X	X	X
Lease Obligations	X	X	X
Liquidity Management	X	X	X
Master Limited Partnerships
Mezzanine Investments
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X	X
Money Market Securities	X	X	X
Mortgage-Related Securities
Mortgage-Backed Securities
Collateralized Mortgage Obligations (“CMOs”)
Adjustable Rate Mortgage Securities
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
TBA Commitments
Municipal Investments	X	X	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X	X	X
Description of Municipal Bonds	X	X	X
General Obligation Bonds	X	X	X
Revenue Bonds	X	X	X
Private Activity Bonds (“PABs”)	X	X	X
Moral Obligation Bonds	X	X	X

	California Fund	New Jersey Fund	Pennsylvania Fund
Municipal Notes	X	X	X
Municipal Commercial Paper	X	X	X
Municipal Lease Obligations	X	X	X
Tender Option Bonds	X	X	X
Yields	X	X	X
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X	X	X
Transactions in Financial Futures Contracts	X	X	X
Call Rights	X	X	X
Municipal Interest Rate Swap Transactions	X	X	X
Insured Municipal Bonds	X	X	X
Build America Bonds	X	X	X
Participation Notes
Pay-in-kind Bonds
Portfolio Turnover Rates	X	X	X
Preferred Stock
Real Estate Related Securities
Real Estate Investment Trusts (“REITs”)
Repurchase Agreements and Purchase and Sale Contracts
Reverse Repurchase Agreements
Rights Offerings and Warrants to Purchase
Securities Lending	X	X	X
Short Sales
Sovereign Debt
Standby Commitment Agreements
Stripped Securities
Structured Notes
Supranational Entities
Tax-Exempt Derivatives	X	X	X
Tax-Exempt Preferred Shares
Taxability Risk	X	X	X
Trust Preferred Securities	X	X	X
U.S. Government Obligations	X	X	X
U.S. Treasury Obligations	X	X	X
Utility Industries	X	X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X	X
Yields and Ratings	X	X	X
Zero Coupon Securities	X	X	X

Shareholders should retain this Supplement for future reference.

SAI-10327-1017SUP